Taxes on Income (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Taxes on Income (Textual)
Statutory tax rate	25.00%	26.50%	26.50%
Accumulated losses for tax purposes	$ 7.6
Israel Tax Authority [Member]
Taxes on Income (Textual)
Corporate income tax rate, description	In December 2016, the Israeli Parliament approved the Economic Efficiency Law (Legislative Amendments for Applying the Economic Policy for the 2017 and 2018 Budget Years), which reduces the corporate income tax rate to 24% effective from January 1, 2017 and to 23% effective from January 1, 2018.
Subsidiaries [Member]
Taxes on Income (Textual)
Accumulated losses for tax purposes	$ 4.4